S-K 1603(a)(7) Sponsor Controlling Persons	Nov. 18, 2025
Peter Georgiopoulos [Member]
SPAC Sponsor Controlling Person [Line Items]
SPAC Sponsor Controlling Person Name	Peter Georgiopoulos
Leonard Vrondissis [Member]
SPAC Sponsor Controlling Person [Line Items]
SPAC Sponsor Controlling Person Name	Leonard Vrondissis